Share based compensation - Activity SOP 2019 (Details) - SOP 2019	12 Months Ended
	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares
Number of awards
Unvested awards outstanding at beginning of period (shares) | Options	1,448,877
Forfeited during the period (shares) | Options	(144,073)
Unvested awards outstanding at end of period (shares) | Options	1,304,804	1,448,877
Weighted average remaining life (years)
Weighted average remaining life for unvested awards outstanding	1 year 4 months 24 days	2 years 4 months 24 days
Weighted average exercise price
Weighted average exercise price, unvested awards outstanding (per share) | $ / shares	$ 1.00	$ 1.00
Weighted average fair value
Unvested awards, fair value at beginning of period (per share) | $ / shares	7.04
Unvested awards, fair value at end of period (per share) | $ / shares	$ 6.65	$ 7.04